Note 48 - Other Information - Dividends Paid (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Dividends Paid
Dividends Paid per share	€ 0.15
Dividends Paid Ordinary Shares Per Share
Disclosure Of Dividends Paid
Percentage Over Nominal	30.61%	16.33%
Dividends Paid per share	€ 0.15	€ 0.08
Amount Dividends Paid	€ 1,000	€ 525
Dividends Paid Other Shares Per Share
Disclosure Of Dividends Paid
Percentage Over Nominal	0.00%	0.00%
Dividends Paid per share	€ 0	€ 0
Amount Dividends Paid	€ 0	€ 0
Dividends Paid
Disclosure Of Dividends Paid
Percentage Over Nominal	30.61%	16.33%
Dividends Paid per share	€ 0.15	€ 0.08
Amount Dividends Paid	€ 1,000	€ 525
Dividends With Charge To Income
Disclosure Of Dividends Paid
Percentage Over Nominal	30.61%	16.33%
Dividends Paid per share	€ 0.15	€ 0.08
Amount Dividends Paid	€ 1,000	€ 525
Dividens With Charge To Reserve Or Share Premiun
Disclosure Of Dividends Paid
Percentage Over Nominal	0.00%	0.00%
Dividends Paid per share	€ 0	€ 0
Amount Dividends Paid	€ 0	€ 0
Dividends In Kind
Disclosure Of Dividends Paid
Percentage Over Nominal	0.00%	0.00%
Dividends Paid per share	€ 0	€ 0
Amount Dividends Paid	€ 0	€ 0